INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of Income tax expense (benefit)

The following is a summary of U.S. and non-U.S. provisions for current and deferred income taxes (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Income tax expense (benefit):
U.S.
Current	$52	$7	$(23)
Deferred	129	69	45
Non-U.S.
Current	51	63	41
Deferred	(53)	(26)	(23)

Total	$179	$113	$40

Schedule of reconciliation of the differences between the U.S. federal income taxes at the U.S. statutory rate to total provision (benefit) for income taxes

The following schedule reconciles the differences between the U.S. federal income taxes at the U.S. statutory rate to our provision (benefit) for income taxes (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Income from continuing operations before income taxes	$559	$370	$184

Expected tax expense at U.S. statutory rate of 35%	$196	$130	$64
Change resulting from:
State tax expense (benefit) net of federal benefit	15	7	(4)
Non-U.S. tax rate differentials	1	6	(16)
Effects of non-U.S. operations	(1)	8	22
U.S. domestic manufacturing deduction	(8)	—	—
Unrealized currency exchange gains and losses	11	(5)	(6)
Effect of tax holidays	(12)	(1)	2
U.S. foreign tax credits, net of associated income and taxes	(21)	(4)	—
Tax authority audits and dispute resolutions	5	4	(16)
Change in valuation allowance	(14)	(19)	(22)
Other, net	7	(13)	16

Total income tax expense	$179	$113	$40

Schedule of components of income (loss) from continuing operations before income taxes

The components of income from continuing operations before income taxes were as follows (dollars in millions):

	Year ended December 31,
	2012	2011	2010
U.S.	$494	$255	$38
Non-U.S.	65	115	146

Total	$559	$370	$184

Schedule of components of deferred income tax assets and liabilities

Components of deferred income tax assets and liabilities were as follows (dollars in millions):

	December 31,
	2012	2011
Deferred income tax assets:
Net operating loss and AMT credit carryforwards	$819	$895
Pension and other employee compensation	288	254
Property, plant and equipment	69	77
Intangible assets	33	35
Foreign tax credits	113	82
Other, net	106	140

Total	$1,428	$1,483

Deferred income tax liabilities:
Property, plant and equipment	$(524)	$(515)
Pension and other employee compensation	—	(25)
Other, net	(88)	(107)

Total	$(612)	$(647)

Net deferred tax asset before valuation allowance	$816	$836
Valuation allowance	(745)	(768)

Net deferred tax asset	$71	$68

Current deferred tax asset	$51	$40
Current deferred tax liability	(39)	(29)
Non-current deferred tax asset	229	163
Non-current deferred tax liability	(170)	(106)

Net deferred tax asset	$71	$68

Schedule of changes in valuation allowance

The following is a summary of changes in the valuation allowance (dollars in millions):

	2012	2011	2010
Valuation allowance as of January 1	$768	$813	$861
Valuation allowance as of December 31	745	768	813

Net decrease	23	45	48
Foreign currency movements	7	(30)	1
(Decrease) increase to deferred tax assets with an offsetting (decrease) increase to valuation allowances	(16)	4	(27)

Change in valuation allowance per rate reconciliation	$14	$19	$22

Components of change in valuation allowance affecting tax expense:
Pre-tax income (losses) in jurisdictions with valuation allowances resulting in no tax expense or benefit	$13	$(3)	$2
Releases of valuation allowances in various jurisdictions	24	27	20
Establishments of valuation allowances in various jurisdictions	(23)	(5)	—

Change in valuation allowance per rate reconciliation	$14	$19	$22

Schedule of reconciliation of unrecognized tax benefits

The following is a reconciliation of our unrecognized tax benefits (dollars in millions):

	2012	2011
Unrecognized tax benefits as of January 1	$39	$43
Gross increases and decreases—tax positions taken during a prior period	15	(3)
Gross increases and decreases—tax positions taken during the current period	9	3
Decreases related to settlements of amounts due to tax authorities	(3)	—
Reductions resulting from the lapse of statutes of limitation	(3)	(4)
Foreign currency movements	—	—

Unrecognized tax benefits as of December 31	$57	$39

Schedule of interest and penalties accrued related to unrecognized tax benefits included in the income tax expense

	Year ended December 31,
	2012	2011	2010
Interest expense included in tax expense	$(1)	$5	$1
Penalties expense included in tax expense	—	—	—

	December 31,
	2012	2011
Accrued liability for interest	$10	$13
Accrued liability for penalties	1	2

Summary of the tax years that remain subject to examination by major tax jurisdictions

Tax Jurisdiction	Open Tax Years
China	2001 and later
France	2002 and later
India	2004 and later
Italy	2008 and later
Malaysia	2003 and later
Switzerland	2006 and later
The Netherlands	2007 and later
United Kingdom	2009 and later
United States federal	2011 and later